OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2010
Estimated average burden hours per response...18.9

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Reports to Shareholders.

ANNUAL REPORT

December 31, 2008

Madison Mosaic Income Trust

  Core Bond Fund
  Government Fund

(logo) Madison Mosaic Funds (TM)
www.mosaicfunds.com

Contents

Management’s Discussion of Fund Performance
Market Review	1
Outlook	1
Fund Overview	2
Comparison of Changes in the Value of a $10,000 Investment	4
Report of Independent Registered Public Accounting Firm	5
Portfolio of Investments
Government Fund	6
Core Bond Fund	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Management Information	18

Madison Mosaic Income Trust December 31, 2008

Management’s Discussion of Fund Performance

Market Review

Depending on where you were invested, the bond market of 2008 was the best or worst of times. Riskier bonds were hammered in the wake of a broad credit crunch, while a flight to safety lifted the returns of U.S. Treasury securities. As the year progressed, the problems that began in the subprime mortgage area bloomed into a full fledged credit crisis. The credit crisis sent unexpected shock waves into virtually all areas of the global economy, sparking a worldwide economic slowdown and eventually into global recession. As credit froze, highly leveraged investment firms began to spiral downward and many financial firms that are household names found themselves on the brink—or over the brink—of insolvency. Meanwhile, many investment vehicles with plain vanilla names like “core bond” or “short term bond” ended the year with large losses due to investments in toxic bonds or through investments in firms whose fates where linked with the securitized market.

Countering the crisis in the financial sector was a series of significant, even historically unprecedented, federal interventions. Beginning in January the Federal Reserve made the first of a series of rate cuts, which by the December cut lowered the target federal funds rate to a range of 0% to 0.25%, the lowest in modern history. In addition to rate cuts, the Federal government injected massive stimulus into the financial system in order to provide a solid base from which to repair balance sheets and normalize credit markets. These federal interventions were headlines throughout the year, including: the bailout of Bear Stearns; what amounted to a federal acquisition of mortgage companies Fannie Mae and Freddie Mac; and the Congressional creation of the $700 billion TARP program. An additional large stimulus package is expected under the new presidential administration.

At the same time, high-quality bonds, particularly those issued by the U.S. government, reaped the rewards as investors fled to the safest instruments available. Not only did Treasury securities have strong real returns, they looked tremendous compared to the losses that pummeled stock investors. The S&P 500 was down -37.0% for the year, while the major international market indices dropped more than -40% as well.

Within the bond market, there was a disparity in returns unlike any year in memory. For instance, the Barclays Capital indices (formerly Lehman Brothers indices) showed a gap from a 13.7% annual return for Treasury securities to -26.2% for high-yield bonds. Within corporate bonds, returns varied from 8.1% for AAA rated bonds to -26.5% for bonds rated B and -44.3% for bonds rated one step lower at CAA. Many bond mutual funds stumbled as well, as the Lipper Indices showed average annual returns of -4.7% for Intermediate Investment Grade Funds, -4.1% for Inflation Protected Treasury Bond Funds, -4.6% for Short Investment Grade Funds, and -2.3% for Intermediate Municipal Bond Funds.

Outlook

As we enter 2009, the U.S. economy, and most of the world, is mired in a severe recession. It is increasingly difficult to find reason for optimism in upcoming economic data. U.S. consumer confidence has fallen to generational lows. Manufacturers are paring back production and employment in anticipation of a prolonged recession. Unemployment rates are rising, and likely to rise further. Credit remains tight and is only available to the most worthy of borrowers.

The process of de-leveraging, begun in 2007, will likely continue well into 2009. The financial sector de-leveraging, while well-advanced, has more room to run. Private sector corporate de-leveraging will

Madison Mosaic Income Trust 1

Management's Discussion of Fund Performance (continued)

likely be a less troublesome issue, as non-financial corporate balance sheets remain in good shape. The process of consumer de-leveraging, we fear, is still in its early stages, and should only be magnified as the unemployment rate rises and the recession deepens.

There are bright spots, however. The monetary and fiscal stimulus brought to bear so far is staggering, and should eventually have its intended effect. Estimates of U.S. Government infusions into the banking industry alone are in the $1-$2 trillion range. And the $100 decline in the price of a barrel of crude could put up to $260 billion back into consumers’ pockets—a large stimulus in and of itself. After a gloomy first half, we expect the economy to begin to show modest signs of life in the second half of 2009.

Fund Overview

MOSAIC GOVERNMENT FUND

Mosaic Government Fund had an 8.17% return for the annual period ended December 31, 2008. This return was slightly ahead of its peers, as the Lipper Intermediate U.S. Government Fund Index rose 8.14%. The Fund’s 30-day SEC yield at period end was 1.34%, with an effective duration of 2.56 years. The Fund benefited from its duration positioning, as the yield curve steepened over the year, giving an advantage to the bonds in the intermediate sector. On the other hand, Treasury bonds outperformed all other sectors of the bond market, and our weighting in Government Agency bonds was a relative drag on performance. In the end, these two factors were in general balance, allowing us to perform in line with our peer group.

At year end, Mosaic Government held 39.3% in U.S. Treasury Notes, 42.9% in government agency notes, with the remainder in agency-backed mortgage securities and short-term notes. The Fund’s largest positions during this twelve-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2008
FOR MADISON MOSAIC GOVERNMENT FUND

% of net assets
US Treasury Note, 5.125%, 6/30/11	7.97%
US Treasury Note, 4%, 11/15/12	7.66%
US Treasury Note, 4.75%, 5/31/12	6.62%
Freddie Mac, 5.5%, 9/15/11	6.56%
US Treasury Note, 4%, 3/15/10	6.18%
US Treasury Note, 3.625%, 10/31/09	6.07%
Fannie Mae, 4.625%, 10/15/13	4.35%
Freddie Mac, 5%, 10/18/10	3.26%
Freddie Mac, 4.5%, 7/15/13	3.22%
Fannie Mae, 4.75%, 2/21/13	3.22%

2 Annual Report • December 31, 2008

Management's Discussion of Fund Performance (continued)

MOSAIC CORE BOND FUND

Mosaic Core Bond Fund (formerly Intermediate Income) rose 6.80% for the twelve months ended December 31, 2008. Over the same period, the Lipper Intermediate Investment Grade Index fell -4.71%. This performance gap was largely a quality and active management story, as the Fund’s preference for high-quality bonds and avoidance of problem issues made a dramatic difference. The gap in returns between Core Bond and its peers – more than 11% for the year—indicates just how important security selection was in 2008. While we believe many other fund managers may have chased yield and bought bonds which were backed by suspect mortgages, we avoided these issues due to concerns over the state of the housing market, even though many sported top ratings from third party raters. While Core Bond does own agency mortgages, these are conventional, conforming mortgages. It does not have, or has never had, direct exposure to low-quality bonds containing subprime loans. Another positive factor in performance was the timing of a number of trades which took advantage of some of the major interest rate moves in a year characterized by exceptional volatility.

At period end, the Fund’s duration was 3.20 years, while its 30-day SEC yield was 4.36%. The duration of the Fund fell during the period, from a start point of 4.01 years, as we continue to pursue what we feel are conservative, sound management decisions which can produce strong returns without undue risk.

The Fund began the period with 27.0% invested in corporate bonds. Over the course of the year this was increased to 30.3%. At period end, the Fund had 20.2% of its assets in government and government agency bonds, and 38.6% in higher quality agency mortgage-backed securities.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2008
FOR MADISON MOSAIC CORE BOND FUND

% of net assets
US Treasury Note, 3.875%, 5/15/18	5.83%
Freddie Mac, 5.5%, 9/15/11	5.02%
FNMA MBS #745275, 5%, 2/1/36	4.69%
FNMA MBS #905805, 6%, 1/1/37	4.10%
FHLMC MBS #A51727, 6%, 8/1/36	4.07%
US Treasury Note, 5.375%, 2/15/31	3.97%
FHLMC MBS #G11911, 5%, 2/1/21	3.26%
Freddie Mac, 5%, 10/18/10	3.08%
FNMA MBS #256514, 6%, 12/1/36	2.96%
FHLMC MBS #C02660, 6.5%, 11/1/36	2.65%

Madison Mosaic Income Trust 3

Management's Discussion of Fund Performance (concluded)

4 Annual Report • December 31, 2008

Madison Mosaic Income Trust December 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Madison Mosaic Income Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Madison Mosaic Income Trust (the “Trust”), including the Government Fund and Core Bond Fund (collectively, the “Funds”), as of December 31, 2008 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Funds’ custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Trust as of December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

(signature)

Grant Thornton, LLP
Chicago, Illinois
February 20, 2009

Madison Mosaic Income Trust 5

Madison Mosaic Income Trust December 31, 2008

Government Fund - Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		US GOVERNMENT & AGENCY OBLIGATIONS: 92.0% of net assets
		US GOVERNMENT AGENCY NOTES: 42.9%
Aaa	AAA	Federal Home Loan Bank, 4%, 9/6/13	$150,000	$160,269
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	115,706
Aaa	AAA	Fannie Mae, 3.15%, 4/1/11	150,000	150,889
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	110,590
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	113,661
Aaa	AAA	Fannie Mae, 4.875%, 5/18/12	100,000	108,982
Aaa	AAA	Fannie Mae, 3.625%, 2/12/13	150,000	158,900
Aaa	AAA	Fannie Mae, 4.75%, 2/21/13	150,000	163,210
Aaa	AAA	Fannie Mae, 4.375%, 7/17/13	150,000	161,928
Aaa	AAA	Fannie Mae, 4.625%, 10/15/13	200,000	220,387
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	165,085
Aaa	AAA	Freddie Mac, 3.125%, 10/25/10	50,000	51,782
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	332,771
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	150,000	163,361
		US TREASURY NOTES: 39.3%
Aaa	AAA	US Treasury Note, 4%, 6/15/09	50,000	50,863
Aaa	AAA	US Treasury Note, 3.625%, 10/31/09	300,000	307,992
Aaa	AAA	US Treasury Note, 4%, 3/15/10	300,000	313,641
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	365,000	404,095
Aaa	AAA	US Treasury Note, 4.75%, 5/31/12	300,000	335,883
Aaa	AAA	US Treasury Note, 4%, 11/15/12	350,000	388,637
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	75,000	88,313
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	90,000	105,637
		MORTGAGE BACKED SECURITIES: 9.8%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	46,415	48,148
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18	81,388	84,032
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	20,233	21,115
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	18,571	19,380
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	36,789	38,021
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	90,923	93,323
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	840	840
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	37,741	39,067
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	21,281	22,208
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7%, 9/20/27	10,821	11,415
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #676516, 6%, 2/15/38	114,808	118,681
		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,465,468)		$4,668,812

The Notes to Financial Statements are an integral part of these statements.

6 Annual Report • December 31, 2008

Government Fund • Portfolio of Investments • December 31, 2008 (concluded)

	PRINCIPAL AMOUNT	VALUE

REPURCHASE AGREEMENT: 7.2% of net assets
With U.S. Bank National Association issued 12/31/08 at 0.01%, due 1/2/09, collateralized by $370,311 in Freddie Mac MBS #E99430 due 9/1/18. Proceeds at maturity are $363,032. (Cost $363,032)		$363,032

TOTAL INVESTMENTS: 99.2% of net assets (Cost $4,828,500)		$5,031,844

CASH AND RECEIVABLES LESS LIABILITIES: 0.8% of net assets		39,487

NET ASSETS: 100%		$5,071,331

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

Madison Mosaic Income Trust December 31, 2008

Core Bond Fund - Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 30.3% of net assets

		BANKS: 1.9%
Aa2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$97,731

		CONSUMER DISCRETIONARY: 6.1%
A2	A	Costco Wholesale Corp., 5.5%, 3/15/17	100,000	106,464
A3	A	McDonald’s Corp., 5.35%, 3/1/18	100,000	104,066
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	103,869

		CONSUMER STAPLES: 3.9%
A1	A+	Sysco Corp., 5.25%, 2/12/18	100,000	101,540
A2	A+	Walgreen Co., 4.875%, 8/1/13	100,000	103,091

		FINANCIALS: 7.0%
A1	A+	American Express Co., 5.875%, 5/2/13	100,000	96,087
A1	A	Goldman Sachs, 5.75%, 10/1/16	100,000	93,849
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	95,106
Baa1	A-	International Lease Finance, 4.875%, 9/1/10	100,000	78,417

		HEALTH CARE: 1.8%
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	100,000	92,096

		INDUSTRIAL: 1.4%
Baa2	BBB	Lubrizol Corp., 4.625%, 10/1/09	75,000	73,681

		INSURANCE: 1.3%
Baa2	BBB	Markel Corp., 6.8%, 2/15/13	75,000	66,323

		TECHNOLOGY: 2.1%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	106,074

		TELECOMMUNICATIONS: 2.9%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	77,657
Baa2	A	Verizon New England, 6.5%, 9/15/11	75,000	74,496

		UTILITIES: 1.9%
Baa2	A-	Dominion Resources Inc., 5.7%, 9/17/12	75,000	74,325
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	25,586

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,603,992)		$1,570,458

The Notes to Financial Statements are an integral part of these statements.

8 Annual Report • December 31, 2008

Core Bond Fund • Portfolio of Investments • December 31, 2008 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		MORTGAGE BACKED SECURITIES: 38.6% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	164,491	169,319
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	204,724	211,163
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	132,341	137,634
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	64,320	66,409
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	102,580	106,826
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	118,572	122,351
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	26,978	28,154
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	237,792	243,152
Aaa	AAA	Fannie Mae, Mortgage Pool #745516, 5.5%, 5/1/36	114,610	117,641
Aaa	AAA	Fannie Mae, Mortgage Pool #256514, 6%, 12/1/36	148,713	153,297
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	116,849	120,451
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	119,926	123,623
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 1/1/37	206,977	212,451
Aaa	AAA	Fannie Mae, Mortgage Pool #953589, 5.5%, 1/1/38	90,923	93,323
Aaa	AAA	Fannie Mae, Mortgage Pool #965649, 6%, 1/1/38	93,752	96,637

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,940,573)		$2,002,431

		US GOVERNMENT & AGENCY OBLIGATIONS: 20.2% of net assets
Aaa	AAA	Freddie Mac, 5%, 10/18/10	150,000	159,760
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	260,670
Aaa	AAA	US Treasury Note, 3.875%, 5/15/18	265,000	302,266
Aaa	AAA	US Treasury Note, 4.25%, 11/15/17	100,000	116,524
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	150,000	206,156

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $911,711)		$1,045,376

		REPURCHASE AGREEMENT: 8.5% of net assets
		With U.S. Bank National Association issued 12/31/08 at 0.01%, due 1/2/09, collateralized by $451,978 in Freddie Mac MBS #E99430 due 9/1/18. Proceeds at maturity are $443,093. (Cost $443,093)		443,093

		TOTAL INVESTMENTS: 97.6% of net assets (Cost $4,899,369)		$5,061,358

		LIABILITIES LESS CASH AND RECEIVABLES: 2.4% of net assets		126,179

		NET ASSETS: 100%		$5,187,537

Notes to the Portfolio of Investments: * – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust December 31, 2008

Statements of Assets and Liabilities

	Government Fund	Core Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$4,668,812	$4,618,265
Repurchase agreements	363,032	443,093
Total investments*	5,031,844	5,061,358
Receivables
Interest	39,562	48,275
Capital shares sold	2,000	83,505
Total assets	5,073,406	5,193,138

LIABILITIES
Payables
Dividends	503	1,877
Capital shares redeemed	322	1,474
Independent trustee fees	250	250
Auditor fees	1,000	2,000
Total liabilities	2,075	5,601

NET ASSETS	$5,071,331	$5,187,537

Net assets consists of:
Paid in capital	$4,883,571	$5,324,657
Accumulated net realized losses	(15,584)	(299,109)
Net unrealized appreciation on investments	203,344	161,989
Net Assets	$5,071,331	$5,187,537

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized. (Note 7)	469,072	770,036

NET ASSET VALUE PER SHARE	$10.81	$6.74
*INVESTMENT SECURITIES, AT COST	$4,828,500	$4,899,369

The Notes to Financial Statements are an integral part of these statements.

10 Annual Report • December 31, 2008

Madison Mosaic Income Trust December 31, 2008

Statements of Operations

For the year ended December 31, 2008

	Government Fund	Core Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$139,542	$226,778

EXPENSES (Notes 3 and 5)
Investment advisory fees	16,588	20,768
Other expenses:
Service agreement fees	7,380	10,009
Independent trustee fees	1,000	1,000
Auditor fees	3,500	4,500
Line of credit interest and fees	250	250
Total other expenses	12,130	15,759
Total expenses	28,718	36,527

NET INVESTMENT INCOME	110,824	190,251

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	39,402	30,122
Change in net unrealized appreciation of investments	140,133	80,212

NET GAIN ON INVESTMENTS	179,535	110,334

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,359	$300,585

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 11

Madison Mosaic Income Trust December 31, 2008

Statements of Changes in Net Assets

For the period indicated

	Government Fund		Core Bond Fund
	Year Ended December 31,		Year Ended December 31,
	2008	2007	2008	2007
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$110,824	$98,925	$190,251	$183,286
Net realized gain on investments	39,402	25	30,122	18,781
Net unrealized appreciation (depreciation) on investments	140,133	103,158	80,212	78,093
Total increase in net assets resulting from operations	290,359	202,108	300,585	280,160

DISTRIBUTION TO SHAREHOLDERS FROM NET INVESTMENT INCOME	(110,824)	(98,925)	(190,251)	(183,286)

CAPITAL SHARE TRANSACTIONS (Note 7)	1,905,512	(172,261)	554,376	(183,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,085,047	(69,078)	664,710	(86,698)

NET ASSETS
Beginning of period	$2,986,284	$3,055,362	$4,522,827	$4,609,525
End of period	$5,071,331	$2,986,284	$5,187,537	$4,522,827

The Notes to Financial Statements are an integral part of these statements.

12 Annual Report • December 31, 2008

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND

	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.30	$9.94	$9.95	$10.16	$10.36
Investment operations:
Net investment income	0.32	0.33	0.31	0.28	0.29
Net realized and unrealized gain (loss) on investments	0.51	0.36	(0.01)	(0.21)	(0.20)
Total from investment operations	0.83	0.69	0.30	0.07	0.09
Less distributions from net investment income	(0.32)	(0.33)	(0.31)	(0.28)	(0.29)
Net asset value, end of period	$10.81	$10.30	$9.94	$9.95	$10.16
Total return (%)	8.17	7.10	3.07	0.69	0.89
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,071	$2,986	$3,055	$3,248	$5,132
Ratio of expenses to average net assets (%)	0.78	1.15	1.19	1.19	1.15
Ratio of net investment income to average net assets (%)	3.00	3.30	3.11	2.75	2.83
Portfolio turnover (%)	67	18	41	43	55

CORE BOND FUND

	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$6.58	$6.44	$6.46	$6.64	$6.71
Investment operations:
Net investment income	0.27	0.26	0.24	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.16	0.14	(0.02)	(0.18)	(0.07)
Total from investment operations	0.43	0.40	0.22	0.05	0.15
Less distributions from net investment income	(0.27)	(0.26)	(0.24)	(0.23)	(0.22)
Net asset value, end of period	$6.74	$6.58	$6.44	$6.46	$6.64
Total return (%)	6.80	6.41	3.48	0.77	2.30
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,188	$4,523	$4,610	$5,602	$6,041
Ratio of expenses to average net assets (%)	0.80	1.12	1.10	1.08	1.07
Ratio of net investment income to average net assets (%)	4.18	4.05	3.70	3.49	3.32
Portfolio turnover (%)	36	41	60	60	46

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 13

Madison Mosaic Income Trust

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the “Funds”) each of whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U.S. Government and its agencies. The Core Bond Fund invests in investment grade corporate, government and government agency fixed income securities. The Core Bond Fund may also invest a portion of its assets in securities rated as low as “B” by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. Two additional Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ assets as of December 31, 2008:

	Investments in Securities
Valuation Inputs	Government Fund	Core Bond Fund
Level 1: Quoted prices	$--	$--
Level 2: Other significant observable inputs	$5,031,844	$5,061,358
Level 3: Significant unobservable inputs	--	--
Total	$5,031,844	$5,061,358

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2008 and 2007 were as follows:

14 Annual Report • December 31, 2008

Notes to Financial Statements (continued)

	2008	2007
Government Fund:
Distributions paid from ordinary income	$110,824	$98,925
Core Bond Fund:
Distributions paid from ordinary income	$190,251	$183,286

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Government Fund:
Accumulated net realized losses	$(15,405)
Net unrealized appreciation on investments	203,165
$187,760
Core Bond Fund:
Accumulated net realized losses	$(299,076)
Net unrealized appreciation on investments	161,956
$(137,120)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the funds.

As of and during the year ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

As of December 31, 2008, the Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Core Bond Fund
December 31, 2009	--	12,901
December 31, 2010	--	243,364
December 31, 2013	--	20,428
December 31, 2014	15,301	22,383
December 31, 2015	104	--

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2008 fiscal year have been identified and appropriately reclassified. In the Core Bond Fund, permanent differences relating to the expiration of capital loss carryovers totaling $59,592 was reclassified from accumulated net realized losses to net paid in capital on shares of beneficial interest.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of December 31, 2008, the Government Fund had a 5.0% interest and the Core Bond Fund had a 6.1% interest in the consolidated repurchase agreement of $7,263,519 collateralized by $7,409,165 in Freddie Mac Mortgaged Backed Security Notes. Proceeds at maturity were $7,263,523.

Madison Mosaic Income Trust 15

Notes to Financial Statements (continued)

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (collectively “the Advisor”), earned an advisory fee equal to 0.625% per annum of the average net assets of the Funds through April 30, 2008. Effective May 1, 2008, this fee was reduced to 0.40% for the Funds. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$3,827,607	$2,235,090
Other	--	--
Core Bond Fund:
U.S. Gov’t securities	$1,244,171	$1,522,395
Other	400,845	--

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage was 0.365% for both the Government Fund and the Core Bond Fund, respectively through April 30, 2008. Effective May 1, 2008, this fee was reduced to 0.28% for the Government Fund and 0.30% for the Core Bond Fund, respectively. The direct expenses paid by the Funds and referenced below come out of this fee.

The Funds pay the expenses of the Funds’ Independent Trustees and auditors directly. For the year ended December 31, 2008, these fees amounted to $1,000 and $3,500, respectively for the Government Fund and $1,000 and $4,500, respectively for the Core Bond Fund.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of December 31, 2008:

	Government Fund	Core Bond Fund
Aggregate Cost	$4,828,679	$4,899,402
Gross unrealized appreciation	204,298	225,476
Gross unrealized depreciation	(1,133)	(63,520)
Net unrealized appreciation	$203,165	$161,956

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	Year Ended December 31,
Government Fund	2008	2007
In Dollars
Shares sold	$4,267,608	$119,646
Shares issued in reinvestment of dividends	101,420	87,325
Total shares issued	4,369,028	206,971
Shares redeemed	(2,463,516)	(379,232)
Net increase (decrease)	$1,905,512	$(172,261)

In Shares
Shares sold	405,160	11,925
Shares issued in reinvestment of dividends	9,693	8,700
Total shares issued	414,853	20,625
Shares redeemed	(235,724)	(37,920)
Net increase (decrease)	179,129	(17,295)
	Year Ended December 31,
Core Bond Fund	2008	2007
In Dollars
Shares sold	$1,090,514	$201,762
Shares issued in reinvestment of dividends	170,361	163,019
Total shares issued	1,260,875	364,781
Shares redeemed	(706,499)	(548,353)
Net increase (decrease)	$554,376	$(183,572)

In Shares
Shares sold	166,397	31,266
Shares issued in reinvestment of dividends	23,720	25,251
Total shares issued	190,117	56,517
Shares redeemed	(107,709)	(85,058)
Net increase (decrease)	82,408	(28,541)

8. Line of Credit. The Government Fund has a $1 million and the Core Bond Fund has a $1.25 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%.

16 Annual Report • December 31, 2008

Notes to Financial Statements (concluded)

Each Fund paid $250 for the year to maintain its line of credit. During the year ended December 31, 2008, neither Fund borrowed on their respective lines of credit.

9. Accounting Pronouncements. On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Fund Expenses (unaudited)

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on July 1, 2008 and held for the six-months ended December 31, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Government Fund	$1,000.00	$1,061.95	0.78%	$4.00
Core Bond Fund	$1,000.00	$1,052.98	0.80%	$4.07

[1]For the six-months ended December 31, 2008.
[2]Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Hypothetical Example for Comparison Purposes

The table on the next page titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Madison Mosaic Income Trust 17

Based on Hypothetical Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Government Fund	$1,000.00	$1,025.40	0.78%	$3.96
Core Bond Fund	$1,000.00	$1,025.40	0.80%	$4.09
[1]For the six-months ended December 31, 2008.

[2]Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Management Information

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly Vice President - Publishing, Lee Enterprises Inc.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Madison Newspapers, Inc. of Madison, WI; Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Nerites Corp.
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (real estate brokers) of Madison, WI.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Park Bank, FSB.
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1938	Trustee	Indefinite Term since July 1996

Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).

				All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Grand Mountain Bank, FSB; Grand Mountain Bancshares, Inc.

Interested Trustees*

Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Capitol Bank, FSB; American Riviera Bank.
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	President of all 13 Madison Mosaic Funds. Trustee of all Madison Mosaic Funds except Equity Trust; President and Trustee of the Madison Strategic Sector Premium Fund.	None

18 Annual Report • December 31, 2008

Management Information (concluded)

Officers*

Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 1960	Secretary, General Counsel and Chief Compliance Officer	Indefinite Terms since November 1992

Principal of Mosaic Funds Distributor, LLC; General Counsel and Chief Compliance Officer for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC; General Counsel for Concord Asset Management, LLC.

				All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None

*All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an “interested person” of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2008 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within

Madison Mosaic Income Trust 19

two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Discussion of Contract Renewal (Unaudited)

The Trustees considered a number of factors when the Board most recently approved the advisory contract between the Advisor and the Trust in July 2008. Rather than providing you with a list of factors or conclusory statements that explained the Board’s decisionmaking process, the following discussion is designed to describe what you would have seen and heard if you had been at the Trust’s Board meeting when it most recently approved the advisory contract:

With regard to the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the biographies and tenure of the personnel involved in fund management. They recognized the wide array of investment professionals employed by the firm. The officers of the investment advisor discussed the firm’s ongoing investment philosophies and strategies intended to provide superior performance consistent with each funds’ investment objectives under various market scenarios. The Trustees also noted their familiarity with the Advisor due to the Advisor’s history of providing advisory services to the Madison Mosaic family.

The Board also discussed the quality of services provided by the transfer agent, US Bancorp Fund Services, LLC. The Advisor reported that the transfer agent has routinely ranked at or near the top in customer service surveys for third party transfer agents. The Independent Trustees noted that they had just completed a satisfactory on-site review of the transfer agent’s facilities and operations, including its main operations in Milwaukee, Wisconsin and its emergency recovery center located in West Allis, Wisconsin.

With regard to the investment performance of each fund and the investment Advisor, the Board reviewed current performance information. They discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices. With regard to Madison Mosaic Income Trust fund performance, the Advisor explained its active bond management style and its goal of protecting shareholders during periods of rising interest rates. The Advisor explained that, in the long-term, it believes this philosophy is in the best interest of fixed-income fund shareholders and is in accordance with applicable prospectus disclosures of investment objectives and policies for the Trust’s funds. The Advisor reported to the Board that these funds were performing in accordance with their stated investment objectives and policies.

The Board engaged in a comprehensive discussion of fund performance and market conditions.

The officers of the Advisor also discussed the Advisor’s methodology for arriving at the peer groups and indices used for performance comparisons. The Board reviewed both short-term and long-term standardized performance, i.e. one, five and ten year (or since inception) average annual total returns for each fund and comparable funds, as well as standardized yields for fixed income funds.

With regard to the costs of the services to be provided and the profits to be realized by the investment Advisor and its affiliates from the relationship with each Mosaic fund, the Board reviewed the expense ratios for each Madison Mosaic fund compared with funds with similar investment objectives and of similar size. The Board reviewed such comparisons based on a variety of peer group comparisons from data extracted from industry databases including comparison to funds with similar investment objectives based on their broad asset category and total asset size, as well as from data provided directly by funds that most resembled each portfolio’s asset size and investment objective for the last year. The Advisor discussed the objective manner by which Madison Mosaic fees were compared to fees in the industry.

As in past years, the Trustees recognized that each Madison Mosaic fund’s fee structure should be reviewed based on total fund expense ratio rather than simply comparing advisory fees to other advisory fees in light of the simple expense structure (i.e. a single advisory and a single services fee, with only the fixed fees of the Independent Trustees and auditors paid separately). As such, the Board focused its attention on the total expense ratios paid by other funds of similar size and category when considering the individual components of the expense ratios. The Board also recognized that investors are often required to pay distribution fees (loads) over and above the amounts identified in the expense ratio

20 Annual Report • December 31, 2008

comparison reviewed by the Board, whereas no such fees are paid by Madison Mosaic shareholders.

The Trustees sought to ensure that fees were adequate so that the Advisor did not neglect its management responsibilities for the Trusts in favor of more “profitable” accounts. At the same time, the Trustees sought to ensure that compensation paid to the Advisor was not unreasonably high. The Board reviewed materials demonstrating that although the Advisor is compensated for a variety of the administrative services it provides or arranges to provide pursuant to its Services Agreements, such compensation generally does not cover all costs due to the relatively small size of the funds in the Madison Mosaic family. Administrative, operational, regulatory and compliance fees and costs in excess of the Services Agreement fees are paid by the Advisor from its investment advisory fees earned. For these reasons, the Trustees recognized that examination of total expense ratios compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

In reviewing costs and profits, the Trustees recognized that Madison Mosaic Funds are to a certain extent “subsidized” by the greater Madison Investment Advisors, Inc. organization because the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Advisor who served as officers of the funds, as well as facility costs (rent), could not be supported by fees received from the funds alone. However, although Madison Mosaic represents only a few hundred million dollars of assets out of the multiple billions of assets managed by the Madison Investment Advisors, Inc. organization in Wisconsin at the time of the meeting, the Madison Mosaic family is profitable to the Advisor at the margin because such salaries and fixed costs are proportionately paid from revenue generated by management of the remaining assets. The Trustees reviewed a profitability analysis of the funds and recognized that, as explained above, full salaries of all portfolio managers had not been factored into the analyses. As a result, although the fees paid by each respective Madison Mosaic fund at its present size might not be sufficient to profitably support a “stand-alone” mutual fund complex, the funds are reasonably profitable to the Advisor as part of its larger, diversified organization. The Trustees also recognized that Madison Mosaic’s reputation benefited the Advisor’s reputation in attracting separately managed accounts and other investment advisory business. In sum, the Trustees recognized that Madison Mosaic Funds are important to the Advisor, are managed with the attention given to other firm clients and are not treated as “loss leaders.”

The Board engaged in a general and detailed discussion regarding fees. The Trustees recognized that the Advisor had materially lowered fees in connection with the Core Bond and Government Funds in order to help make them more competitive with larger funds. As part of the Board’s review of the costs of services and the profits to be realized by the Advisor, the Board considered the reasonableness and propriety of the securities research and so-called “soft dollar” benefits, if any, that the Advisor receives in connection with brokerage transactions. The Trustees recognized that “soft-dollar” benefits were not generated by fixed-income transactions.

With regard to the extent to which economies of scale would be realized as a fund grows, the Trustees recognized that Madison Mosaic Funds, both individually and as a complex, remain small and that economies of scale would likely be addressed after funds see assets grow significantly beyond their current levels. In light of their size, the Trustees noted that at current asset levels, it was premature to discuss additional economies of scale.

Finally, the Board reviewed the role of Mosaic Funds Distributor, LLC. They noted that the Advisor pays all distribution expenses of Madison Mosaic Funds because the funds themselves do not pay distribution fees. Such expenses include FINRA regulatory fees and “blue sky” fees charged by state governments in order to permit the funds to be offered in the various United States jurisdictions.

Based on all of the material factors explained above, plus a number of other matters that the Trustees are generally required to consider under guidelines developed by the Securities and Exchange Commission, the Trustees concluded that the Advisor’s contract should be renewed for another year.

Madison Mosaic Income Trust 21

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Disciplined Equity Fund
Small/Mid-Cap Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Corporate Income Shares (COINS) Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3616

ANNUAL REPORT

December 31, 2008

Madison Mosaic

   Income Trust

   Institutional Bond Fund
   Corporate Income Shares (COINS) Fund

(logo) Madison Mosaic Funds (TM)

www.mosaicfunds.com

Contents

Management’s Discussion of Fund Performance
Market Review	1
Outlook	1
Fund Overview	2
Comparison of Changes in the Value of an Investment	4
Report of Independent Registered Public Accounting Firm	5
Portfolio of Investments
Institutional Bond Fund	6
Corporate Income Shares (COINS) Fund	8
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Management Information	18

Madison Mosaic Income Trust December 31, 2008

Management’s Discussion of Fund Performance

Market Review

Depending on where you were invested, the bond market of 2008 was the best or worst of times. Riskier bonds were hammered in the wake of a broad credit crunch, while a flight to safety lifted the returns of Treasuries. As the year progressed, the problems that began in the subprime mortgage area bloomed into a full fledged credit crisis. The credit crisis sent unexpected shock waves into virtually all areas of the global economy, sparking a worldwide economic slowdown eventually leading into global recession. As credit froze, highly leveraged investment firms began to spiral downward, and many financial firms that are household names found themselves on the brink—or over the brink—of insolvency. Meanwhile, many investment vehicles with plain vanilla names like “core bond” or “short term bond” ended the year with large losses due to investments in toxic bonds or through investments in firms whose fates where linked with the securitized market.

Countering the crisis in the financial sector was a series of significant, even historically unprecedented, federal interventions. Beginning in January the Federal Reserve made the first of a series of rate cuts, which by the December cut lowered the target federal funds rate to a range of 0% to 0.25%, the lowest in modern history. In addition to rate cuts, the Federal government injected massive stimulus into the financial system in order to provide a solid base from which to repair balance sheets and normalize credit markets. These federal interventions were headlines throughout the year, including: the bailout of Bear Stearns; what amounted to a federal acquisition of mortgage companies Fannie Mae and Freddie Mac; and the Congressional creation of the $700 billion TARP program. An additional large stimulus package is expected under the new presidential administration.

At the same time, high-quality bonds, particularly those issued by the U.S. government, reaped the rewards as investors fled to the safest instruments available. Not only did Treasuries have strong real returns, they looked tremendous compared to the losses that pummeled stock investors. The S&P 500 was down -37.0% for the year, while the major international market indices dropped more than -40% as well.

Within the bond market, there was a disparity in returns unlike any year in memory. For instance, the Barclays Capital indices (formerly Lehman Brothers indices) showed a gap from a 13.7% annual return for Treasuries to -26.2% for high-yield bonds. Within corporate bonds, returns varied from 8.1% for AAA rated bonds to -26.5% for bonds rated B and -44.3% for bonds rated one step lower at CAA. Many bond mutual funds stumbled as well, as the Lipper Indices showed average annual returns of -4.7% for Intermediate Investment Grade Funds, -4.1% for Inflation Protected Treasury Bond Funds, -4.6% for Short Investment Grade Funds, and -2.3% for Intermediate Municipal Bond Funds.

Outlook

As we enter 2009, the U.S. economy, and most of the world, is mired in a severe recession. It is increasingly difficult to find reason for optimism in upcoming economic data. U.S. consumer confidence has fallen to generational lows. Manufacturers are paring back production and employment in anticipation of a prolonged recession. Unemployment rates are rising, and likely to rise further. Credit remains tight and is only available to the most worthy of borrowers.

The process of de-leveraging, begun in 2007, will likely continue well into 2009. The financial sector de-leveraging, while well-advanced, has more room to run. Private sector corporate de-leveraging will likely be a less troublesome issue, as non-financial corporate balance sheets remain in good shape. The process of consumer de-leveraging, we fear, is still in its early stages, and should only be magnified

Madison Mosaic Income Trust 1

Management's Discussion of Fund Performance (continued)

as the unemployment rate rises and the recession deepens.

There are bright spots, however. The monetary and fiscal stimulus brought to bear so far is staggering, and should eventually have its intended effect. Estimates of U.S. Government infusions into the banking industry alone are in the $1-$2 trillion range. And the $100 decline in the price of a barrel of crude could put up to $260 billion back in consumers’ pockets—a large stimulus in and of itself. After a gloomy first half, we expect the economy to begin to show modest signs of life in the second half of 2009.

Fund Overview

Institutional Bond Fund

Mosaic Institutional Bond Fund had a 6.30% return for the annual period ended December 31, 2008. Over the same period, the Lipper Intermediate Investment Grade Index fell -4.71%. This performance gap was largely a quality and active management story, as the fund’s preference for high-quality bonds and avoidance of problem issues made a dramatic difference. The gap in returns between Institutional Bond and its peers—more than 11% for the year—indicates just how important security selection was in 2008. While many fund managers chased yield and bought bonds which were backed by suspect mortgages, we avoided these issues due to concerns over the state of the housing market, even though many sported top ratings from third party raters. Another positive factor in performance was the timing of a number of trades which took advantage of some of the major interest rate moves in a year characterized by exceptional volatility.

At period end, the Fund’s duration was 3.23 years, while its 30-day SEC yield was 3.12%. The duration of the Fund ended close to the 3.53 years where we started as we continue to pursue what we feel are conservative, sound management decisions which can produce strong returns without undue risk. The Fund began the period with 46.3% invested in investment-grade corporate bonds and ended the year with 44.4%. At period end, the Fund had 32.1% of the fund in Treasuries, and 11.4% in agency bonds. The fund’s largest holdings were in Treasury notes maturing between 2011 and 2017 and intermediate bonds issued by Freddie Mac and Fannie Mae.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2008
FOR MADISON MOSAIC INSTITUTIONAL BOND FUND

% of net assets
US Treasury Note, 4.875%, 2/15/12	6.49%
US Treasury Note, 4.5%, 2/28/11	6.27%
US Treasury Note, 4.5%, 5/15/17	5.45%
US Treasury Note, 4.25%, 8/15/14	5.34%
US Treasury Note, 4%, 11/15/12	4.12%
Freddie Mac, 4.5%, 7/15/13	3.79%
US Treasury Note, 3.625%, 1/15/10	3.60%
Fannie Mae, 4.625%, 10/15/14	3.10%
Freddie Mac, 5.125%, 7/15/12	2.82%
United Parcel, 5.5%, 1/15/18	2.73%

2 Annual Report • December 31, 2008

Management's Discussion of Fund Performance (continued)

Corporate Income Shares (COINS) Fund

COINS is a corporate bond portfolio designed for exclusive use within separately managed accounts. COINS had a return of 4.29% for the one-year period ended December 31, 2008. This compares to the -2.76% return of the Barclays Capital Intermediate Credit Bond Index. This outperformance was largely a matter of security selection and quality, as COINS held significantly less exposure to lower-rated triple-B bonds than its benchmark and avoided problem issuers. The managers of COINS also kept exposure to longer-term and troubled financial bonds at a minimum. At the end of the period, the portfolio held a diversified portfolio of 39 corporate bonds with a composite quality rating of AA1 by Moody’s. The portfolio had an effective duration of 3.20 years, down from the period’s start 3.81 years, with a yield-to-maturity of 4.15%, compared to the period start of 4.61%. More than ninety-five percent of the portfolio was rated A or higher by Standard and Poor’s, with approximately 4.3% rated triple-B.

TOP TEN HOLDINGS AS OF DECEMBER 31, 2008
FOR COINS FUND

% of net assets
Abbott Laboratories, 5.875%, 5/15/16	2.86%
Coca-Cola Co., 5.35%, 11/15/17	2.85%
Cisco Systems, Inc., 5.5%, 2/22/16	2.80%
3M Company, 4.5%, 11/1/11	2.79%
Sysco Corp., 5.25%, 2/12/18	2.68%
General Electric Capital Corp., 5.4%, 2/15/17	2.63%
Du Pont, 4.75%, 11/15/12	2.61%
Household Finance Co., 6.375%, 10/15/11	2.60%
Natl Rural Utilities, 4.75%, 3/1/14	2.45%
American Express Co., 4.875%, 7/15/13	2.45%

Madison Mosaic Income Trust 3

Management's Discussion of Fund Performance (concluded)

4 Annual Report • December 31, 2008

Madison Mosaic Income Trust December 31, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Madison Mosaic Income Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments of the Madison Mosaic Income Trust (the “Trust”) including the Institutional Bond Fund and Corporate Income Shares Fund (COINS Fund) (the “Funds”), as of December 31, 2008 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended and for the period from July 1, 2007 (commencement of operations) through December 31, 2008 for the COINS Fund, and the financial highlights for each of the five years in the period then ended and for the period from July 1, 2007 (commencement of operations) through December 31, 2008 for the COINS Fund. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Funds’ custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2008, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and for the period from July 1, 2007 (commencement of operations) through December 31, 2008 for the COINS Fund, and financial highlights for each of the five years in the period then ended and for the period from July 1, 2007 (commencement of operations) through December 31, 2008 for the COINS Fund, in conformity with accounting principles generally accepted in the United States of America.

(signature)

Grant Thornton LLP
Chicago, Illinois
February 20, 2009

Madison Mosaic Income Trust 5

Madison Mosaic Income Trust December 31, 2008

Institutional Bond Fund - Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 44.4% of net assets

		BANKS: 2.3%
Aa2	A+	Bank of America, 4.875%, 9/15/12	$50,000	$49,380

		COMPUTERS & PERIPHERAL: 3.4%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	35,000	36,190
A1	A+	IBM Corp, 4.75%, 11/29/12	35,000	36,180

		CONSUMER DISCRETIONARY: 5.2%
A2	A+	Target Corp., 5.875%, 3/1/12	55,000	55,875
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	55,000	56,999

		CONSUMER STAPLES: 4.0%
Aa2	A+	Pepsico Inc., 4.65%, 2/15/13	50,000	51,457
A1	A+	Sysco Corp., 5.25%, 2/12/18	35,000	35,539

		ENERGY: 2.6%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	35,000	36,844
Aa1	AA	Texaco Capital Inc., 5.5%, 1/15/09	20,000	19,991

		FINANCIALS: 14.7%
A2	A	American Express, 4.75%, 6/17/09	25,000	24,874
Baa1	BBB+	CIT Group Inc., 4.125%, 11/3/09	20,000	18,833
A2	A	Citigroup Inc., 4.25%, 7/29/09	20,000	19,764
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	30,000	28,867
A1	A	Goldman Sachs, 6.65%, 5/15/09	35,000	35,122
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	50,000	49,223
Baa1	A-	International Lease Finance, 4.875%, 9/1/10	50,000	39,208
Aa3	A	JP Morgan Chase, 5.25%, 5/1/15	55,000	51,929
A2	A	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	50,000	49,435

		HEALTH CARE: 2.5%
A1	AA	Abbott Laboratories, 5.6%, 11/30/17	50,000	54,205

		INDUSTRIAL: 2.7%
Aa2	AA-	United Parcel, 5.5%, 1/15/18	55,000	58,852

		TECHNOLOGY: 4.8%
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	50,000	51,933
A2	A	Oracle Corp., 4.95%, 4/15/13	50,000	51,598

The Notes to Financial Statements are an integral part of these statements.

6 Annual Report • December 31, 2008

Institutional Bond Fund • Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		UTILITIES: 2.2%
A1	A+	National Rural Utilities, 4.75%, 3/1/14	50,000	46,481

		TOTAL CORPORATE DEBT SECURITIES (Cost $969,419)		$958,779

		US GOVERNMENT & AGENCY OBLIGATIONS: 43.5% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	35,000	36,260
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	60,000	66,705
Aaa	AAA	Freddie Mac, 5.125%, 7/15/12	55,000	60,802
Aaa	AAA	Freddie Mac, 4.5%, 7/15/13	75,000	81,681
Aaa	AAA	US Treasury Note, 3.625%, 1/15/10	75,000	77,646
Aaa	AAA	US Treasury Note, 4.5%, 2/28/11	125,000	135,195
Aaa	AAA	US Treasury Note, 4.875%, 2/15/12	125,000	139,912
Aaa	AAA	US Treasury Note, 4%, 11/15/12	80,000	88,831
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	100,000	114,969
Aaa	AAA	US Treasury Note, 4.5%, 2/15/16	15,000	17,663
Aaa	AAA	US Treasury Note, 4.5%, 5/15/17	100,000	117,375

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $869,324)		$937,039

		TOTAL DEBT INSTRUMENTS (Cost $1,838,743)		$1,895,818

		REPURCHASE AGREEMENT: 11.1% of net assets
		With U.S. Bank National Association issued 12/31/08 at 0.01%, due 1/2/09, collateralized by $242,982 in Freddie Mac MBS #E99430 due 9/1/18. Proceeds at maturity are $238,205. (Cost $238,205)		238,205

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $2,076,948)		$2,134,023

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		20,809

		NET ASSETS: 100%		$2,154,832

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 7

Madison Mosaic Income Trust December 31, 2008

COINS Fund - Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		CORPORATE DEBT SECURITIES: 95.6% of net assets
		BANKS: 7.4%
Aa2	A+	Bank of America, 4.875%, 9/15/12	$20,000	$19,752
Aa3	A+	Bank One Corp., 7.875%, 8/1/10	20,000	20,971
A2	A+	Wachovia Corp., 3.625%, 2/17/09	15,000	14,968
Aa2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	15,000	14,659
		CHEMICALS: 2.6%
A2	A	DuPont, 4.75%, 11/15/12	25,000	24,703
		COMPUTERS & PERIPHERALS: 4.4%
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,680
A1	A+	IBM Corp., 4.75%, 11/29/12	20,000	20,674
		CONSUMER DISCRETIONARY: 12.3%
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	15,000	14,343
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,888
A1	A+	Lowe’s Companies, Inc., 8.25%, 6/1/10	20,000	20,783
A3	A	McDonald’s Corp., 5.8%, 10/15/17	10,000	10,712
A2	A+	Target Corp., 5.875%, 7/15/16	20,000	19,123
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	20,000	20,774
Baa3	BBB-	YUM! Brands Inc., 7.7%, 7/1/12	10,000	9,767
		CONSUMER STAPLES: 16.5%
Aa2	A+	Bottling Group LLC, 4.625%, 11/15/12	20,000	20,241
Aa3	A+	Coca Cola Co., 5.35%, 11/15/17	25,000	27,021
A3	A	Coca Cola Enterprises, 4.375%, 9/15/09	15,000	15,054
A3	A	Coca Cola Enterprises, 7.375%, 3/3/14	10,000	10,993
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	15,000	15,707
A2	A	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,671
Baa2	BBB+	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,068
AA3	AA-	Proctor & Gamble Co., 4.95%, 8/15/14	20,000	21,111
A1	A+	Sysco Corp., 5.25%, 2/12/18	25,000	25,385
		ENERGY: 3.3%
A1	A	Conoco Funding Co., 6.35%, 10/15/11	20,000	21,054
Baa2	BBB	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,064
		FINANCIALS: 18.5%
A2	A	American Express, 4.875%, 7/15/13	25,000	23,229
Baa1	BBB+	CIT Group Inc., 4.125%, 11/3/09	15,000	14,125
A3	A-	Citigroup Inc., 5.5%, 2/15/17	20,000	18,225
Aaa	AAA	General Electric Capital Corp., 5.4%, 2/15/17	25,000	24,923
A1	A	Goldman Sachs, 6.65%, 5/15/09	20,000	20,069

The Notes to Financial Statements are an integral part of these statements.

8 Annual Report • December 31, 2008

COINS • Portfolio of Investments (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	25,000	24,612
Baa1	A-	International Lease Finance, 4.875%, 9/1/10	20,000	15,683
Aa3	A	JP Morgan Chase, 5.125%, 9/15/14	5,000	4,851
A2	A	Merrill Lynch & Co., Inc., 6.4%, 8/28/17	15,000	15,053
A2	A	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	14,711
		HEALTH CARE: 7.0%
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	25,000	27,117
A1	AA	Eli Lilly & Co., 6%, 3/15/12	15,000	15,982
Baa1	A-	UnitedHealth Group, 5%, 8/15/14	15,000	13,814
Baa1	A-	Wellpoint Inc., 5%, 1/15/11	10,000	9,456
		INDUSTRIAL: 5.0%
AA1	AA	3M Company, 4.5%, 11/1/11	25,000	26,451
Aa2	AA-	United Parcel, 5.5%, 1/15/18	20,000	21,401
		INSURANCE: 4.2%
A2	A+	Allstate Corp., 7.2%, 12/1/09	20,000	20,223
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	20,059
		LEISURE & TOURISM: 2.2%
A2	A	Walt Disney Co., 5.7%, 7/15/11	20,000	21,232
		TECHNOLOGY: 6.0%
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	25,000	26,519
Baa2	BBB	Intuit Inc., 5.4%, 3/15/12	10,000	9,094
A2	A	Oracle Corp., 5.75%, 4/15/18	20,000	20,957
		TELECOMMUNICATIONS: 2.7%
A2	A	Bellsouth Corp., 6%, 10/15/11	15,000	15,316
Baa2	A	Verizon New England, 6.5%, 9/15/11	10,000	9,933
		UTILITIES: 3.5%
Baa2	A-	Dominion Resources, 5.7%, 9/17/12	10,000	9,910
A1	A+	National Rural Utilities, 4.75%, 3/1/14	25,000	23,240

		TOTAL CORPORATE DEBT SECURITIES (Cost $895,486)		$906,351

		REPURCHASE AGREEMENT: 2.9% of net assets
		With U.S. Bank National Association issued 12/31/08 at 0.01%, due 1/2/09, collateralized by $28,228 in Freddie Mac MBS #E99430 due 9/1/18. Proceeds at maturity are $27,673. (Cost $27,673)		27,673

		TOTAL INVESTMENTS: 98.5% of net assets (Cost $923,159)		$934,024

		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		14,159

		NET ASSETS: 100.00%		$948,183

Notes to the Portfolio of Investments:
* – Unaudited; Moody’s – Moody’s Investor Services, Inc.; S&P – Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 9

Madison Mosaic Income Trust December 31, 2008

Statements of Assets and Liabilities

	Institutional Bond Fund	COINS Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$1,895,818	$906,351
Repurchase agreements	238,205	27,673
Total investments*	2,134,023	934,024
Interest receivable	25,380	14,159
Total assets	2,159,403	948,183

LIABILITIES
Payables (Note 5)
Dividends	873	--
Capital shares redeemed	1,448	--
Independent trustee fees	250	--
Auditor fees	2,000	--
Total liabilities	4,571	--

NET ASSETS	$2,154,832	$948,183

Net assets consists of:
Paid in capital	$2,097,757	$937,318
Net unrealized appreciation on investments	57,075	10,865
Net assets	$2,154,832	$948,183

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)	205,774	93,332

NET ASSET VALUE PER SHARE	$10.47	$10.16

*INVESTMENT SECURITIES, AT COST	$2,076,948	$923,159

The Notes to Financial Statements are an integral part of these statements.

10 Annual Report • December 31, 2008

Madison Mosaic Income Trust December 31, 2008

Statements of Operations

For the year ended December 31, 2008

	Institutional Bond Fund	COINS Fund
INVESTMENT INCOME (Note 1)
Interest income	$141,102	$42,472

EXPENSES (Notes 3 and 5)
Investment advisory fees	10,006	--
Other expenses:
Service agreement fees	2,668	--
Independent trustee fees	1,000	--
Auditor fees	4,500	--
Line of credit interest and fees	250	--
Total other expenses	8,418	--
Total expenses	18,424	--

NET INVESTMENT INCOME	122,678	42,472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	96,337	579
Change in net unrealized depreciation of investments	(108,449)	(3,990)

NET LOSS ON INVESTMENTS	(12,112)	(3,411)

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,566	$39,061

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Income Trust 11

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Institutional Bond Fund		COINS Fund
	Year Ended December 31,		Year Ended December 31,
	2008	2007	2008	2007*
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$122,678	$271,319	$42,472	$15,978
Net realized gain (loss) on investments	96,337	(257)	579	108
Net unrealized appreciation (depreciation) on investments	(108,449)	207,859	(3,990)	14,855
Total increase in net assets resulting from operations	110,566	478,921	39,061	30,941

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
From net investment income	(122,678)	(271,319)	(42,472)	(15,978)
From net capital gains	(19,610)	--	(579)	(108)
Total distributions	(142,288)	(271,319)	(43,051)	(16,086)

CAPITAL SHARE TRANSACTIONS (Note 7)	(4,225,975)	(305,828)	315,534	621,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,257,697)	(98,226)	311,544	636,639

NET ASSETS
Beginning of period	$6,412,529	$6,510,755	$636,639	$--
End of period	$2,154,832	$6,412,529	$948,183	$636,639

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

The Notes to Financial Statements are an integral part of these statements.

12 Annual Report • December 31, 2008

Madison Mosaic Income Trust December 31, 2008

Financial Highlights

Selected data for a share outstanding throughout each period indicated

INSTITUTIONAL BOND FUND

	Year Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.41	$10.08	$10.11	$10.34	$10.50
Investment operations:
Net investment income	0.48	0.44	0.41	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.16	0.33	(0.03)	(0.23)	(0.16)
Total from investment operations	0.64	0.77	0.38	0.13	0.19
Less distributions:
From net investment income	(0.48)	(0.44)	(0.41)	(0.36)	(0.35)
From net capital gains	(0.10)	--	--	--	--
Total distributions	(0.58)	(0.44)	(0.41)	(0.36)	(0.35)
Net asset value, end of period	$10.47	$10.41	$10.08	$10.11	$10.34
Total return (%)	6.30	7.77	3.93	1.24	1.84
Ratios and supplemental data
Net assets, end of period (in thousands)	$2,155	$6,413	$6,511	$7,672	$7,508
Ratio of expenses to average net assets (%)	0.56	0.47	0.46	0.45	0.45
Ratio of net investment income to average net assets (%)	3.70	4.21	3.97	3.48	3.35
Portfolio turnover (%)	73	42	34	39	24

COINS FUND

	Year Ended December 31,
	2008	2007*
Net asset value, beginning of period	$10.26	$10.00
Investment operations:
Net investment income	0.52	0.27
Net realized and unrealized gain (loss) on investments	(0.09)	0.26
Total from investment operations	0.43	0.53
Less distributions:
From net investment income	(0.52)	(0.27)
From net capital gains	(0.01)	--
Total distributions	(0.53)	(0.27)
Net asset value, end of period	$10.16	$10.26
Total return (%)	4.29	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$948	$637
Ratio of expenses to average net assets (%)	--	--
Ratio of net investment income to average net assets (%)	5.21	5.29
Portfolio turnover (%)	5	3

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

Madison Mosaic Income Trust 13

Madison Mosaic Income Trust December 31, 2008

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers four portfolios, each of which is a diversified mutual fund. This report contains information about two of these portfolios, the Madison Mosaic Institutional Bond Fund and the Madison Mosaic Corporate Income Shares (COINS) Fund (the “Funds”). Their objectives and strategies are detailed in their prospectus. The remaining Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ assets as of December 31, 2008:

	Investments in Securities
Valuation Inputs	Institutional Bond Fund	COINS Fund
Level 1: Quoted prices	$--	$--
Level 2: Other significant observable inputs	$2,134,023	$934,024
Level 3: Significant unobservable inputs	--	--
Total	$2,134,023	$934,024

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly for the Institutional Bond Fund and monthly for the Corporate Income Shares Fund. Capital gain distributions, if any, are declared and paid annually at year-end for both funds.

The tax character of distributions paid during 2008 and 2007 were as follows:

	2008	2007
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$122,678	$271,319
Long-term capital gains	19,610	--

14 Annual Report • December 31, 2008

Notes to Financial Statements (continued)

	2008	2007
COINS Fund:
Distributions paid from:
Ordinary income	$42,472	$15,978
Short-term capital gains	579	108

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Institutional Bond Fund:
Net unrealized appreciation on investments	$57,075
COINS Fund:
Net unrealized appreciation on investments	$10,865

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the year ended December 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

In the Institutional Bond Fund, a permanent book and tax difference related to realized gains on a redemption in kind not recognized for tax purposes resulted in a decrease in undistributed net realized gains of $104,449 with a corresponding increase in paid in surplus.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchase securities under agreements to resell, the securities are held for safekeeping by the Funds’ custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund’s custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of December 31, 2008, the Institutional Bond Fund had a 3.3% interest and the COINS Fund had a 0.4% interest in the consolidated repurchase agreement of $7,263,519 collateralized by $7,409,165 in Freddie Mac Mortgage Backed Security Notes. Proceeds at maturity were $7,263,523.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Funds, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively “the Advisor”), earns an advisory fee equal to 0.30% per annum of the average net assets of the Institutional Bond Fund. This fee is accrued daily and is paid monthly.

The COINS Fund pays no advisory fees. Instead the Advisor is compensated for managing the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2008 were as follows:

	Purchases	Sales
Institutional Fund:
U.S. Gov’t securities	$1,012,895	$3,515,596
Other	1,111,205	3,103,796
COINS Fund:
U.S. Gov’t securities	$--	$--
Other	334,041	41,342

Included in proceeds of sales for the Institutional Bond Fund is $4,969,177 representing the value of securities distributed as in-kind payment of redemptions.

Madison Mosaic Income Trust 15

Notes to Financial Statements (continued)

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Funds to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This percentage is 0.08% for the Institutional Bond Fund.

The Institutional Bond Fund also pays the expenses of its Independent Trustees and auditors directly. For the year ended December 31, 2008, the amounts expensed for these fees were $1,000 and $4,500, respectively.

The COINS Fund pays no expenses. Instead, the Advisor is compensated for administering the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of December 31, 2008:

	Institutional Bond Fund	COINS Fund
Aggregate Cost	$2,076,948	$923,159
Gross unrealized appreciation	79,310	21,628
Gross unrealized depreciation	(22,235)	(10,763)
Net unrealized appreciation	$57,075	$10,865

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Year Ended December 31,
Institutional Bond Fund	2008	2007
In Dollars
Shares sold	$2,758,793	$42,187
Shares issued in reinvestment of dividends	141,167	271,320
Total shares issued	2,899,960	313,507
Shares redeemed	(7,230,384)	(619,335)
Net decrease	$(4,330,424)	$(305,828)

In Shares
Shares sold	263,160	4,081
Shares issued in reinvestment of dividends	13,481	26,619
Total shares issued	276,641	30,700
Shares redeemed	(686,741)	(60,439)
Net decrease	(410,100)	(29,739)
	Year Ended December 31,
COINS Fund	2008	2007*
In Dollars
Shares sold	$272,483	$605,698
Shares issued in reinvestment of dividends	43,051	16,086
Total shares issued	315,534	621,784
Shares redeemed	--	--
Net increase	$315,534	$621,784

In Shares
Shares sold	26,990	60,493
Shares issued in reinvestment of dividends	4,267	1,582
Total shares issued	31,257	62,075
Shares redeemed	--	--
Net increase	31,257	62,075

* For the period July 1, 2007 (commencement of operations) through December 31, 2007

In addition for the Institutional Bond Fund, gains associated with a redemption of securities in kind of $104,449 were credited to paid in surplus as a capital adjustment.

8. Line of Credit. The Institutional Bond Fund has a $345,000 revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. The Fund paid $250 for the year to maintain its line of credit. During the year ended December 31, 2008, the Fund did not borrow on its line of credit.

9. Accounting Pronouncements. On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

16 Annual Report • December 31, 2008

Notes to Financial Statements (concluded)

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and Other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on July 1, 2008 and held for the six-months ended December 31, 2008.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Institutional Bond Fund	$1,000.00	$1,044.61	0.56%	$2.81
COINS Fund	$1,000.00	$1,027.11	0%	$0

[1]For the six-months ended December 31, 2008.
[2]Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in your Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return[1]
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[2]
Institutional Bond Fund	$1,000.00	$1,025.40	0.56%	$2.83
COINS Fund	$1,000.00	$1,025.40	0%	$0

[1]For the six-months ended December 31, 2008.
[2]Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Madison Mosaic Income Trust 17

Madison Mosaic Income Trust December 31, 2008

Management Information

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
Philip E. Blake 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since May 2001	Retired investor; formerly Vice President - Publishing, Lee Enterprises Inc.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Madison Newspapers, Inc. of Madison, WI; Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Nerites Corp.
James R. Imhoff, Jr. 550 Science Drive Madison, WI 53711 Born 1944	Trustee	Indefinite Term since July 1996	Chairman and CEO of First Weber Group, Inc. (real estate brokers) of Madison, WI.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Park Bank, FSB.
Lorence D. Wheeler 550 Science Drive Madison, WI 53711 Born 1938	Trustee	Indefinite Term since July 1996

Retired investor; formerly Pension Specialist for CUNA Mutual Group (insurance) and President of Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide).

				All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Grand Mountain Bank, FSB; Grand Mountain Bancshares, Inc.

Interested Trustees*

Frank E. Burgess 550 Science Drive Madison, WI 53711 Born 1942	Trustee and Vice President	Indefinite Terms since July 1996	Founder, President and Director of Madison Investment Advisors, Inc.	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	Trustee of the Madison Claymore Covered Call and Equity Strategy Fund; Capitol Bank, FSB; American Riviera Bank.
Katherine L. Frank 550 Science Drive Madison, WI 53711 Born 1960	Trustee and President	Indefinite Terms President since July 1996, Trustee since May 2001	Principal and Vice President of Madison Investment Advisors, Inc. and President of Madison Mosaic, LLC	President of all 13 Madison Mosaic Funds. Trustee of all Madison Mosaic Funds except Equity Trust; President and Trustee of the Madison Strategic Sector Premium Fund.	None

Officers*

Jay R. Sekelsky 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None
Christopher Berberet 550 Science Drive Madison, WI 53711 Born 1959	Vice President	Indefinite Term since July 1996	Principal and Vice President of Madison Investment Advisors, Inc. and Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None

18 Annual Report • December 31, 2008

Management Information (concluded)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held
W. Richard Mason 8777 N. Gainey Center Drive, #220 Scottsdale, AZ 85258 Born 1960	Secretary, General Counsel and Chief Compliance Officer	Indefinite Terms since November 1992

Principal of Mosaic Funds Distributor, LLC; General Counsel and Chief Compliance Officer for Madison Investment Advisors, Madison Scottsdale, LC and Madison Mosaic, LLC; General Counsel for Concord Asset Management, LLC.

				All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None
Greg Hoppe 550 Science Drive Madison, WI 53711 Born 1969	Chief Financial Officer	Indefinite Term since August 1999	Vice President of Madison Mosaic, LLC	All 13 Madison Mosaic Funds and the Madison Strategic Sector Premium Fund.	None

*All interested Trustees and Officers of the Trust are employees and/or owners of Madison Investment Advisors, Inc. Since Madison Investment Advisors, Inc. serves as the investment advisor to the Trust, each of these individuals is considered an “interested person” of the Trust as the term is defined in the Investment Company Act of 1940.

The Statement of Additional Information contains more information about the Trustees and is available upon request. To request a free copy, call Mosaic Funds at 1-800-368-3195.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. Additionally, information regarding how the Trust voted proxies related to portfolio securities for the period ended June 30, 2008 is available. These policies and voting information are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies and voting information may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies and voting information within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Income Trust 19

Discussion of Contract Renewal (Unaudited)

The Trustees considered a number of factors when the Board most recently approved the advisory contract between the Advisor and the Trust in July 2008. Rather than providing you with a list of factors or conclusory statements that explained the Board’s decisionmaking process, the following discussion is designed to describe what you would have seen and heard if you had been at the Trust’s Board meeting when it most recently approved the advisory contract:

With regard to the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the biographies and tenure of the personnel involved in fund management. They recognized the wide array of investment professionals employed by the firm. The officers of the investment advisor discussed the firm’s ongoing investment philosophies and strategies intended to provide superior performance consistent with each funds’ investment objectives under various market scenarios. The Trustees also noted their familiarity with the Advisor due to the Advisor’s history of providing advisory services to the Madison Mosaic family.

The Board also discussed the quality of services provided by the transfer agent, US Bancorp Fund Services, LLC. The Advisor reported that the transfer agent has routinely ranked at or near the top in customer service surveys for third party transfer agents. The Independent Trustees noted that they had just completed a satisfactory on-site review of the transfer agent’s facilities and operations, including its main operations in Milwaukee, Wisconsin and its emergency recovery center located in West Allis, Wisconsin.

With regard to the investment performance of each fund and the investment Advisor, the Board reviewed current performance information. They discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices. With regard to Madison Mosaic Income Trust fund performance, the Advisor explained its active bond management style and its goal of protecting shareholders during periods of rising interest rates. The Advisor explained that, in the long-term, it believes this philosophy is in the best interest of fixed-income fund shareholders and is in accordance with applicable prospectus disclosures of investment objectives and policies for the Trust’s funds. The Advisor reported to the Board that these funds were performing in accordance with their stated investment objectives and policies.

The Board engaged in a comprehensive discussion of fund performance and market conditions.

The officers of the Advisor also discussed the Advisor’s methodology for arriving at the peer groups and indices used for performance comparisons. The Board reviewed both short-term and long-term standardized performance, i.e. one, five and ten year (or since inception) average annual total returns for each fund and comparable funds, as well as standardized yields for fixed income funds.

With regard to the costs of the services to be provided and the profits to be realized by the investment Advisor and its affiliates from the relationship with each Mosaic fund, the Board reviewed the expense ratios for each Madison Mosaic fund compared with funds with similar investment objectives and of similar size. The Board reviewed such comparisons based on a variety of peer group comparisons from data extracted from industry databases including comparison to funds with similar investment objectives based on their broad asset category and total asset size, as well as from data provided directly by funds that most resembled each portfolio’s asset size and investment objective for the last year. The Advisor discussed the objective manner by which Madison Mosaic fees were compared to fees in the industry.

As in past years, the Trustees recognized that each Madison Mosaic fund’s fee structure should be reviewed based on total fund expense ratio rather than simply comparing advisory fees to other advisory fees in light of the simple expense structure (i.e. a single advisory and a single services fee, with only the fixed fees of the Independent Trustees and auditors paid separately). As such, the Board focused its attention on the total expense ratios paid by other funds of similar size and category when considering the individual components of the expense ratios. The Board also recognized that investors are often required to pay distribution fees (loads) over and above the amounts identified in the expense ratio comparison reviewed by the Board, whereas no such fees are paid by Madison Mosaic shareholders.

The Trustees sought to ensure that fees were adequate so that the Advisor did not neglect its management responsibilities for the Trusts in favor of more “profitable” accounts. At the same time, the Trustees sought to ensure that compensation paid to the Advisor was not unreasonably high. The Board reviewed materials demonstrating that although the Advisor is compensated for a variety of the administrative services it provides or arranges to provide pursuant to its Services Agreements, such compensation generally does not cover all costs due to the relatively small size of the funds in the Madison Mosaic family. Administrative, operational, regulatory and compliance fees and costs in excess of the Services Agreement fees are paid by the Advisor from its

20 Annual Report • December 31, 2008

investment advisory fees earned. For these reasons, the Trustees recognized that examination of total expense ratios compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

In reviewing costs and profits, the Trustees recognized that Madison Mosaic Funds are to a certain extent “subsidized” by the greater Madison Investment Advisors, Inc. organization because the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Advisor who served as officers of the funds, as well as facility costs (rent), could not be supported by fees received from the funds alone. However, although Madison Mosaic represents only a few hundred million dollars of assets out of the multiple billions of assets managed by the Madison Investment Advisors, Inc. organization in Wisconsin at the time of the meeting, the Madison Mosaic family is profitable to the Advisor at the margin because such salaries and fixed costs are proportionately paid from revenue generated by management of the remaining assets. The Trustees reviewed a profitability analysis of the funds and recognized that, as explained above, full salaries of all portfolio managers had not been factored into the analyses. As a result, although the fees paid by each respective Madison Mosaic fund at its present size might not be sufficient to profitably support a “stand-alone” mutual fund complex, the funds are reasonably profitable to the Advisor as part of its larger, diversified organization. The Trustees also recognized that Madison Mosaic’s reputation benefited the Advisor’s reputation in attracting separately managed accounts and other investment advisory business. In sum, the Trustees recognized that Madison Mosaic Funds are important to the Advisor, are managed with the attention given to other firm clients and are not treated as “loss leaders.”

The Board engaged in a general and detailed discussion regarding fees. The Trustees recognized that the Advisor had materially lowered fees in connection with the Core Bond and Government Funds in order to help make them more competitive with larger funds. As part of the Board’s review of the costs of services and the profits to be realized by the Advisor, the Board considered the reasonableness and propriety of the securities research and so-called “soft dollar” benefits, if any, that the Advisor receives in connection with brokerage transactions. The Trustees recognized that “soft-dollar” benefits were not generated by fixed-income transactions.

With regard to the extent to which economies of scale would be realized as a fund grows, the Trustees recognized that Madison Mosaic Funds, both individually and as a complex, remain small and that economies of scale would likely be addressed after funds see assets grow significantly beyond their current levels. In light of their size, the Trustees noted that at current asset levels, it was premature to discuss additional economies of scale.

Finally, the Board reviewed the role of Mosaic Funds Distributor, LLC. They noted that the Advisor pays all distribution expenses of Madison Mosaic Funds because the funds themselves do not pay distribution fees. Such expenses include FINRA regulatory fees and “blue sky” fees charged by state governments in order to permit the funds to be offered in the various United States jurisdictions.

Based on all of the material factors explained above, plus a number of other matters that the Trustees are generally required to consider under guidelines developed by the Securities and Exchange Commission, the Trustees concluded that the Advisor’s contract should be renewed for another year.

Madison Mosaic Income Trust 21

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Corporate Income Shares (COINS) Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3616

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party. The code was first adopted during the fiscal year ended December 31, 2003.

(c) The code has not been amended since it was initially adopted.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling Madison Mosaic Funds at 800-368-3195 and requesting a copy of the Madison Mosaic Funds Sarbanes Oxley Code of Ethics.

Item 3. Audit Committee Financial Expert.

In July 2008, Lorence Wheeler, an “independent” Trustee and a member of the Trust’s audit committee, was elected to serve as the Trust’s audit committee financial expert among the three Madison Mosaic independent Trustees who so qualify to serve in that capacity.  He succeeded Philip Blake who served in that capacity from August 2007 through July 2008.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.  Total audit fees paid (or to be paid) to the registrant's principal accountant for the fiscal years ended December 31, 2008 and 2007, respectively, out of the Services Agreement fees collected from or paid on behalf of all Madison Mosaic Funds were $88,500 ($113,750 including the Madison Strategic Sector Premium Fund, an affiliated closed-end fund ("MSP")) and $86,500 ($111,500 including MSP).    Of these amounts, approximately $15,500 and $15,500, respectively, was or will be attributable to Madison Mosaic Income Trust and the remainder was or will be attributable to audit services provided to other Madison Mosaic Funds registrants.

(b) Audit-Related Fees.  None.

(c) Tax-Fees.  None.

(d) All Other Fees. None.

(e) (1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01of Regulation S-X.

     (2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 20, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 20, 2009